Note 10 - Capital Risk Management (Tables)	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of capital risk management [text block]
	December 31,	December 31,
	2021	2020
Equity	$367,521	$316,668
Lease obligation (Note 8)	385	476
Cash (Note 3)	(56,748)	(94,008)
Investments (Note 5)	(1,179)	(11,951)